Leases - Summary of income and expense for lease (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Lease expense:
Operating lease costs		¥ 49,168	¥ 48,475
Other income and expenses:
Gross sublease income	[1]	¥ 4,638	¥ 5,377

[1]	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.